Notes Payable (Details) - Schedule of future minimum principal payments on the long-term notes payable to unrelated parties - Long-term Notes Payable [Member]	Mar. 31, 2023 USD ($)
Notes Payable (Details) - Schedule of future minimum principal payments on the long-term notes payable to unrelated parties [Line Items]
2024	$ 3,795,339
2025	124,100
2026	76,383
2027	38,794
2028	8,179
Thereafter	134,685
Total	$ 4,117,483